ASSET HELD FOR SALE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 23, 2023	Jan. 27, 2022	May 24, 2021	May 21, 2021
IfrsStatementLineItems [Line Items]
Asset held for sale											$ 4,000,000
Gain on sale of asset held for sale		$ 1,022,853		$ 1,022,853
1st Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale										$ 1,200,000	1,200,000
2nd Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale									$ 1,200,000		1,200,000
3rd Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale								$ 1,600,000			1,600,000
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Asset held for sale						$ 2,977,147					4,000,000
Gain on sale of asset held for sale					$ 1,022,853
Latam Logistic Properties SA [member] | 1st Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale										$ 1,200,000	1,200,000
Latam Logistic Properties SA [member] | 2nd Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale									$ 1,200,000		1,200,000
Latam Logistic Properties SA [member] | 3rd Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale								$ 1,600,000			$ 1,600,000